Annual Fund Operating Expenses - Prospectus-Institutional Class - Payden/Kravitz Cash Balance Plan Fund - Institutional Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	1.10%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
One-year Fee Waiver or Expense Reimbursement	(0.30%)	[2]
Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement	0.95%

[1]

Payden/Kravitz Investment Advisers LLC (“Payden/Kravitz”) has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 1.25%.

[2]

Payden/Kravitz has contractually agreed to further waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) exceed 0.95%. The agreement has a one-year term ending February 28, 2022; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.